PROPERTY, PLANT AND EQUIPMENT (Schedule Of Property Plant And Equipment) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 218,105,583	$ 197,978,172
Construction in progress	7,713,523	105,226,787
Accumulated depreciation	(42,447,406)	(33,862,836)
Impairment of property, plant and equipment	(2,060,844)	0
Total property, plant and equipment, net	173,597,333	164,115,336
Prepayment for property, plant and equipment	4,730,028	2,697,413
Property, plant and equipment, net	178,327,361	166,812,749
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	86,923,161	41,669,081
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	111,797,936	41,102,242
Furniture, Fixtures, Office Equipment and Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 11,670,963	$ 9,980,062